Leases (The Group as a lessee) (Maturity analysis of lease liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [line items]
Lease liabilities	¥ 5,482,346	¥ 4,712,670	¥ 2,216,792
Within 1 year
Disclosure of leases [line items]
Lease liabilities	1,676,711	432,745
Between 1 to 2 years
Disclosure of leases [line items]
Lease liabilities	464,403	1,323,826
Between 2 to 3 years
Disclosure of leases [line items]
Lease liabilities	269,060	332,986
Over 3 years
Disclosure of leases [line items]
Lease liabilities	¥ 3,072,172	¥ 2,623,113